                              TABLE OF CONTENTS


Portfolio of Investments ...............................            1
Statement of Assets and Liabilities.....................            2
Statement of Operations.................................            3
Statement of Changes in Net Assets......................            4
Financial Highlights....................................            5
Notes to Financial Statements...........................            6
Report of Independent Accountants.......................            8



FOR ANR 2/98

             VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                           PORTFOLIO OF INVESTMENTS

                              DECEMBER 31, 1997
--------------------------------------------------------------------------------



Description                                                         Amortized Cost
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 235.2%
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Bank Discount Note ($150,000 par, yielding 5.83%,
01/02/98 maturity)......................................................   $149,976

LIABILITIES IN EXCESS OF OTHER ASSETS (135.2)%..........................    (86,210)
                                                                           --------
NET ASSETS 100.0%.......................................................   $ 63,766
                                                                           ========

























                                               See Notes to Financial Statements

               VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $149,976)........................................................................    $ 149,976
Cash.....................................................................................................          683
Foreign Currency (Cost $3)...............................................................................            3
Receivables:
   Dividend..............................................................................................       19,035
   Other.................................................................................................        2,259
Unamortized Organizational Costs.........................................................................       45,669
                                                                                                             ---------
        Total Assets.....................................................................................      217,625
                                                                                                             ---------
LIABILITIES:
Payables:
  Organizational Costs...................................................................................       65,000
  Distributor and Affiliates.............................................................................       10,231
  Fund Shares Repurchased................................................................................        1,458
Accrued Expenses.........................................................................................       58,256
Trustees' Deferred Compensation and Retirement Plans.....................................................       18,914
                                                                                                             ---------
        Total Liabilities................................................................................      153,859
                                                                                                             ---------
NET ASSETS...............................................................................................    $  63,766
                                                                                                             =========

NET ASSETS CONSIST OF:
  Capital................................................................................................    $  85,473
  Net Unrealized Depreciation............................................................................       (2,856)
  Accumulated Net Investment Loss........................................................................      (18,851)
                                                                                                             ---------
NET ASSETS...............................................................................................    $  63,766
                                                                                                             =========

Net Asset Value, Offering Price and Redemption Price Per Share (Based on net assets of $63,766
  and 10,000 shares of beneficial interest issued and outstanding).......................................    $    6.38
                                                                                                             =========


                                               See Notes to Financial Statements

              VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997


INVESTMENT INCOME:
Interest..............................................................................      $    52,566
Dividends (Net of foreign withholding taxes of $5,051)................................           32,832
                                                                                            -----------
        Total Income..................................................................           85,398
                                                                                            -----------

EXPENSES:
Custody...............................................................................           32,427
Shareholder Reports...................................................................           20,658
Audit.................................................................................           17,140
Amortization of Organizational Costs..................................................           12,994
Trustees Fees' and Expenses...........................................................           12,813
Accounting............................................................................            9,323
Shareholder Services..................................................................            5,000
Legal.................................................................................            4,953
Other.................................................................................            5,717
                                                                                            -----------
        Total Expenses................................................................          121,025
                                                                                            -----------

NET INVESTMENT LOSS...................................................................      $   (35,627)
                                                                                            ===========

REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
   Investments........................................................................      $ 1,783,372
   Foreign Currency Transactions......................................................           (4,899)
                                                                                            -----------
Net Realized Gain.....................................................................        1,778,473
                                                                                            -----------

Unrealized Appreciation/Depreciation:
   Beginning of the Period............................................................        2,487,779
   End of the Period:.................................................................
     Foreign Currency Translation.....................................................           (2,856)
                                                                                            -----------
Net Unrealized Depreciation During the Period.........................................       (2,490,635)
                                                                                            -----------

NET REALIZED AND UNREALIZED LOSS......................................................      $  (712,162)
                                                                                            ===========

NET DECREASE IN NET ASSETS FROM OPERATIONS............................................      $  (747,789)
                                                                                            ===========

                                               See Notes to Financial Statements

             VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                      STATEMENT OF CHANGES IN NET ASSETS

       For the Year Ended December 31, 1997 and the Period July 1, 1996
         (Commencement of Investment Operations) to December 31, 1996
--------------------------------------------------------------------------------

                                                                                                         July 1, 1996
                                                                                                        (Commencement
                                                                                                        of Investment
                                                                               Year Ended               Operations) to
                                                                            December 31, 1997         December 31, 1996
-----------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss................................................    $    (35,627)                $    252,616
Net Realized Gain.........................................................       1,778,473                    2,224,597
Net Unrealized Appreciation/Depreciation During the Period................      (2,490,635)                   2,487,779
                                                                              ------------                 ------------

Change in Net Assets from Operations......................................        (747,789)                   4,964,992
                                                                              ------------                 ------------

Distributions from Net Investment Income..................................               0                     (252,616)
Distributions in Excess of Net Investment Income..........................               0                      (61,398)
                                                                              ------------                 ------------
Distributions from and in Excess of Net Investment Income.................               0                     (314,014)
Distributions from Net Realized Gain......................................          (8,725)                           0
                                                                              ------------                 ------------
Total Distributions.......................................................          (8,725)                    (314,014)
                                                                              ------------                 ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......................        (756,514)                   4,650,978
                                                                              ------------                 ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................................               0                   80,500,000
Net Asset Value of Shares Issued Through Dividend Reinvestment............               0                      313,364
Cost of Shares Repurchased................................................     (43,744,062)                 (41,000,000)
                                                                              ------------                 ------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........................     (43,744,062)                  39,813,364
                                                                              ------------                 ------------

TOTAL INCREASE/DECREASE IN NET ASSETS.....................................     (44,500,576)                  44,464,342

NET ASSETS:
Beginning of the Period...................................................      44,564,342                      100,000
                                                                              ------------                 ------------

End of the Period (including accumulated distributions in excess of net
  investment income of $18,851 and $54,939, respectively).................    $     63,766                 $ 44,564,342
                                                                              ============                 ============


                                               See Notes to Financial Statements

               VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

   The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                  July 1, 1996
                                                                                                 (Commencement
                                                                                                 of Investment
                                                                           Year Ended            Operations) to
                                                                      December 31, 1997 (a)    December 31, 1996
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period................................     $    10.400             $    10.000
                                                                             -----------             -----------
Net Investment Income/Loss..............................................          (0.652)                   .052
Net Realized and Unrealized Gain/Loss...................................          (2.498)                   .413
                                                                             -----------             -----------

Total from Investment Operations........................................          (3.150)                   .465
                                                                             -----------             -----------

Less:
  Distributions from and in Excess of Net Investment Income.............           0.000                   0.065
  Distributions from Net Realized Gain..................................           0.873                   0.000
                                                                             -----------             -----------


Total Distributions.....................................................           0.873                   0.065
                                                                             -----------             -----------

Net Asset Value, End of the Period......................................     $     6.377              $   10.400
                                                                             ===========              ==========

Total Return............................................................         (30.26%)                  4.65%*

Net Assets at End of the Period (In millions)...........................            $0.1                   $44.6

Ratio of Expenses to Average Net Assets.................................           4.63%                   0.45%

Ratio of Net Investment Income to Average Net Assets....................          (1.36%)                  0.70%

Portfolio Turnover......................................................              1%                     76%*

Average Commission Paid Per Equity Share Traded (b).....................          $.0129                  $.0149



(a)   Based on average month-end shares outstanding.
(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.

* Non-Annualized



                                               See Notes to Financial Statements

               VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Foreign Securities Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any country. The Fund commenced investment operations on July 1, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in accordance with the procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

     The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.

C. INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. CURRENCY TRANSLATION - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued.

E. ORGANIZATIONAL COSTS - The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $65,000. These costs are being amortized on a straight line basis over the 60 month period ending June 30, 2001. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

F. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.

     At December 31, 1997, for federal income tax purposes, the cost of short-term investments is $149,976; the aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is $0, resulting in no unrealized appreciation or depreciation.

G. DISTRIBUTION OF INCOME AND GAINS - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any.
     Permanent differences between book and tax basis reporting have been identified and appropriately reclassified. Permanent miscellaneous differences of $3,916,171 were reclassified from accumlated net realized gain to capital. Additionally, permanent differences relating to net operating losses of $71,715 were reclassified from accumulated undistributed net investment income to accumulated net realized gain/loss.

             VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31,1997

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.

     For the year ended December 31, 1997, the Fund recognized expenses of approximately $1,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

     For the year ended December 31, 1997, the Fund recognized expenses of approximately $10,200, representing VKAC's cost of providing accounting and legal services to the Fund.

     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $5,000, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits are payable for a ten-year period and are based upon each trustee's years of service to the fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

     At December 31, 1997, VKAC owned 10,000 shares representing 100% of the outstanding shares.

3. CAPITAL TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.

     At December 31, 1997 and December 31, 1996, capital aggregated $85,340 and $39,913,364, respectively. Transactions in common shares were as follows:

                                           YEAR ENDED           PERIOD ENDED
                                        DECEMBER 31, 1997     DECEMBER 31, 1996
-------------------------------------------------------------------------------
Beginning Shares........................    4,284,714                10,000
Shares Sold.............................            0             8,206,435
Shares Issued Through Dividend
  Reinvestment..........................            0                30,102
Shares Redeemed.........................   (4,274,714)           (3,961,823)
Net Increase/Decrease
  in Shares Outstanding.................   (4,274,714)            4,274,714
                                           ----------            ----------
Ending Shares...........................       10,000             4,284,714
                                           ==========            ==========

4.  INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $29,718 and $33,699,031 respectively.

                      REPORT OF INDEPENDENT ACCOUNTANTS




The Board of Trustees and Shareholders of
 Van Kampen American Capital Foreign Securities Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Foreign Securities Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from July 1, 1996 (commencement of investment operations) through December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Foreign Securities Fund as of December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from July 1, 1996 (commencement of investment operations) through December 31, 1996, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


Chicago, Illinois
February 12, 1998

             VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN

RICHARD M. DEMARTINI*

LINDA HUTTON HEAGY

R. CRAIG KENNEDY

JACK E. NELSON

DON G. POWELL*

PHILLIP B. ROONEY

FERNANDO SISTO

WAYNE W. WHALEN* - Chairman

OFFICERS

DENNIS J. MCDONNELL*
    President

RONALD A. NYBERG*
    Vice President and Secretary

EDWARD C. WOOD, III*
    Vice President and Chief Financial Officer

CURTIS W. MORELL*
    Vice President and Chief Accounting Officer

JOHN L. SULLIVAN*
    Treasurer

TANYA M. LODEN*
    Controller

PETER W. HEGEL*

ALAN T. SACHTLEBEN*

PAUL R. WOLKENBERG*
     Vice Presidents


INVESTMENT ADVISER

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

DISTRIBUTOR

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

SHAREHOLDER SERVICING AGENT

ACCESS INVESTOR
SERVICES, INC.
P.O. Box  418256
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

* "Interested" persons of the Fund as defined in the Investment Company Act of 1940

(1) Van Kampen American Capital Distributors, Inc., 1998
    All rights reserved.

(SM) denotes a service mark of
   Van Kampen American Capital Distributors, Inc.